Dewey & LeBoeuf LLP
1301 Avenue of the Americas
New York, NY 10019-6092

tel +1 212 259 8448
fax +1 212 424 8500
mglinets@dl.com

June 10, 2008
VIA EDGAR CORRESPONDENCE FILING
Mail Stop 3561
United States Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Attention:	H. Christopher Owings
Assistant Director
Re:	Lender Processing Services, Inc.
Registration Statement on Form 10 (the “Form 10”)
Filed March 27, 2008 and Amended on May 9, 27 and 30, 2008
File No. 1-34005
Dear Mr. Owings:
     On behalf of our client Lender Processing Services, Inc., please find attached Amendment No. 4 to the Form 10 filed today via EDGAR solely to amend Item 15, “Financial Statements and Exhibits,” and the Exhibit Index by including additional exhibits and to file certain exhibits to the Form 10. Accordingly, the information statement previously filed as Exhibit 99.1 to the Form 10 is unchanged and has been omitted.
     Please do not hesitate to contact Robert S. Rachofsky at 212-259-8088 or me at 212-259-8448 with any questions or comments.

Very truly yours,
/s/ Margarita A. Glinets
Margarita A. Glinets

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